Warrants Liabilities	12 Months Ended
Dec. 31, 2024
Warrants Liabilities [Abstract]
WARRANTS LIABILITIES

27 WARRANTS LIABILITIES

Prior to the Transaction, the SPAC issued 11,295,000 warrants each exercisable at USD 11.50 per one Class A Ordinary Share, of which 10,000,000 are Public Warrants listed on NASDAQ and Private Warrants held by the sponsors.

Upon closing of the Transaction, the Group assumed the Public Warrants and Private Warrants of the SPAC. Each whole warrant entitles the holder to purchase one share of the Company’s Class A ordinary shares at a price of USD 11.50 per share. The Public Warrants will expire 5 years after completion of the Business Combination.

During the year 2022, 575,000 warrants were exercised on a cashless basis against the issuance of 236,687 class A ordinary shares.

OSN Streaming entered into a warrant purchase agreement dated April 1, 2024 where OSN Streaming has purchased an aggregate of 13,426,246 warrants at a purchase price of USD 0.0764 per warrant having a strike price of USD 11.50 each.

The warrants are initially recognised at fair value, and in subsequent periods measured at fair value through profit or loss with any changes in fair value recognised in profit or loss until the warrants are exercised, redeemed, or expire. The public warrants are listed on NASDAQ under the symbol “ANGHW”.

The outstanding warrants as of December 31, 2024 are as follows:

	Public	Private placement	Representative	Service
Opening balance as of January 1, 2024	10,000,000	720,000	-	152,800
Movement during asset acquisition	-	13,426,246	-	-
Exercised during the year	-	-	-	-
Ending balance as of December 31, 2024	10,000,000	14,146,246	-	152,800

Public Warrants

Each warrant entitles the registered holder to purchase one ordinary share at a price of USD 11.50 per share (or such lower price as we may determine pursuant to the terms of the warrant agreement), subject to adjustment as discussed below, at any time commencing on the later of 12 months from the closing of the VMAC’s public offering and 30 days after the completion of the Business Combination, provided in each case that we have an effective registration statement under the Securities Act covering the ordinary shares issuable upon exercise of the warrants and a current prospectus relating to them is available (or we permit holders to exercise their warrants on a cashless basis under the circumstances specified in the warrant agreement) and such shares are registered, qualified or exempt from registration under the securities, or blue sky, laws of the state of residence of the holder.

The warrants will expire five years after the completion of the Business Combination, which will be February 3, 2027 (or such later date as we may determine pursuant to the terms of the warrant agreement), or earlier upon redemption or liquidation.

Private Placement Warrants and Private Placement Unit Warrants

The private placement warrants and private placement unit warrants have the same terms & conditions as the public warrants, except that the private placement warrants and the private placement unit warrants and the ordinary shares issuable upon exercise of such warrants are not transferable, assignable or saleable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the private placement warrants and private placement unit warrants are non-redeemable so as long as they are held by the Sponsor, I-Bankers or their permitted transferees. If the private placement warrants and private placement unit warrants are held by someone other than the Sponsor, I-Bankers or their permitted transferees, the private placement warrants and private placement unit warrants will be redeemable by the Group and exercisable by such holders on the same basis as the public warrants.

On March 7, 2022, Anghami Inc. issued 24,393 Class A Shares upon the cashless exercise of representative warrants to purchase 75,000 Class A Shares at an exercise price of USD 11.50 per share.

Representative Warrants

On August 11, 2020, VMAC issued an aggregate of 500,000 Representative’s Warrants, exercisable at USD 12 per share, to the underwriters in connection with their services as underwriters for the IPO. The Representative’s Warrants may be exercised for cash or on a cashless basis, at the holder’s option, at any time during the period commencing on the later of the first anniversary of the effective date of the registration statement of the Group and the closing of the Group’s initial Business Combination and terminating on the fifth anniversary of such effectiveness date.

On February 8, 2022, Anghami Inc. issued 153,846 Class A Shares upon the cashless exercise of representative warrants to purchase 400,000 Class A Shares at an exercise price of USD 11.50 per share. On February 18, 2022, Anghami Inc. issued 58,448 Class A Shares upon the cashless exercise of representative warrants to purchase 100,000 Class A Shares at an exercise price of USD 11.50 per share.

Service Warrants

The service warrants are identical in terms to the public warrants and form part of the same class as, the public warrants.

As at 31 December 2024, The carrying value of the warrants is as follows:

	2024	2023
	USD	USD
At January 1	1,137,946	562,722
Recognized pursuant to the asset acquisition transaction	1,025,749	-
Change in fair value during the year	(1,624,868)	575,224
At December 31	538,827	1,137,946

The warrants are fair valued using Black-Scholes model. The following assumptions are used in calculating the fair values of the warrants:

	2024	2023

Volatility	108%	130%
Risk-free rate	3.794%	3.794%